CONCENTRATION RISK (Details Narrative)	9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Risks and Uncertainties [Abstract]
Percent revenue from major customer	62.00%	84.00%	45.00%	100.00%
Percent receivable from major customer	100.00%	100.00%	100.00%	100.00%